UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 – November 30, 2012

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value
Common Stock - 50.9%
Communications - 2.0%
57,000	Vodafone Group PLC, ADR (a)(b)	$1,470,600

Consumer Discretionary - 1.4%
16,100	The Home Depot, Inc. (a)(b)	1,047,627

Consumer Staples - 8.8%
51,200	Archer-Daniels-Midland Co. (a)(b)	1,367,040
8,600	Diageo PLC, ADR (a)(b)	1,028,302
20,000	PepsiCo, Inc. (a)(b)	1,404,200
16,800	Philip Morris International, Inc. (a)(b)	1,509,984
37,200	Walgreen Co. (a)(b)	1,261,452
		6,570,978
Energy - 8.2%
12,200	Chevron Corp. (a)(b)	1,289,418
22,000	ConocoPhillips (a)(b)	1,252,680
14,700	Exxon Mobil Corp. (a)(b)	1,295,658
12,887	Kinder Morgan Management, LLC (a)(b)(c)	978,138
19,100	Royal Dutch Shell PLC, ADR (a)(b)	1,279,127
		6,095,021
Financials - 8.8%
16,300	ACE, Ltd. (a)(b)	1,291,449
32,000	JPMorgan Chase & Co. (a)(b)	1,314,560
20,000	T. Rowe Price Group, Inc. (a)(b)	1,293,400
18,100	The Chubb Corp. (a)(b)	1,393,519
38,140	Wells Fargo & Co. (a)(b)	1,259,001
		6,551,929
Health Care - 6.6%
20,500	Abbott Laboratories (a)(b)	1,332,500
30,100	GlaxoSmithKline PLC, ADR (a)(b)	1,294,601
16,800	Johnson & Johnson (a)(b)	1,171,464
27,100	Medtronic, Inc. (a)(b)	1,141,181
		4,939,746
Industrials - 5.2%
69,800	General Electric Co. (a)(b)	1,474,874
21,500	Honeywell International, Inc. (a)(b)	1,318,595
14,200	The Boeing Co. (a)(b)	1,054,776
		3,848,245
Information Technology - 4.9%
6,000	International Business Machines Corp. (a)(b)	1,140,420
49,800	Microsoft Corp. (a)(b)	1,325,676
18,200	QUALCOMM, Inc. (a)(b)	1,157,884
		3,623,980
Materials - 5.0%
12,900	BHP Billiton, Ltd., ADR (a)(b)	929,316
28,900	Newmont Mining Corp. (a)(b)	1,360,901
36,700	Potash Corp. of Saskatchewan, Inc. (a)(b)	1,413,684
		3,703,901
Total Common Stock (Cost $38,078,739)	37,852,027

Money Market Funds - 44.0%
32,697,363	Fidelity Institutional Cash Money Market Fund, 0.13% (d) (Cost $32,697,363)	32,697,363
Total Investments - 94.9% (Cost $70,776,102)*	$ 70,549,390
Total Written Options - (0.6)% (Premiums Received $(564,614))*	(483,925)
Other Assets & Liabilities, Net – 5.7%	4,266,176
Net Assets – 100.0%	$ 74,331,641

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2012 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.6)%
Call Options Written - (0.4)%
(25)	Abbott Laboratories	$67.50	12/12	$(350)
(70)	Abbott Laboratories	65.00	12/12	(6,160)
(23)	Abbott Laboratories	65.00	01/13	(3,036)
(38)	ACE, Ltd.	80.00	12/12	(2,090)
(25)	ACE, Ltd.	77.50	12/12	(5,250)
(25)	ACE, Ltd.	80.00	01/13	(2,375)
(31)	Archer-Daniels-Midland Co.	31.00	12/12	(93)
(69)	Archer-Daniels-Midland Co.	30.00	12/12	(138)
(14)	Archer-Daniels-Midland Co.	28.00	12/12	(154)
(80)	Archer-Daniels-Midland Co.	26.00	12/12	(7,520)
(45)	Archer-Daniels-Midland Co.	29.00	01/13	(675)
(66)	Archer-Daniels-Midland Co.	28.00	01/13	(2,046)
(63)	Archer-Daniels-Midland Co.	27.00	01/13	(3,969)
(16)	BHP Billiton, Ltd., ADR	77.50	12/12	(144)
(29)	BHP Billiton, Ltd., ADR	75.00	12/12	(1,044)
(23)	BHP Billiton, Ltd., ADR	70.00	12/12	(6,210)
(18)	BHP Billiton, Ltd., ADR	75.00	01/13	(1,854)
(23)	Chevron Corp.	115.00	12/12	(115)
(25)	Chevron Corp.	105.00	12/12	(5,625)
(31)	Chevron Corp.	110.00	01/13	(3,224)
(28)	ConocoPhillips	60.00	12/12	(224)
(54)	ConocoPhillips	57.50	12/12	(3,402)
(41)	ConocoPhillips	55.00	12/12	(9,143)
(25)	ConocoPhillips	57.50	01/13	(2,650)
(17)	Diageo PLC, ADR	120.00	12/12	(2,040)
(28)	Diageo PLC, ADR	115.00	12/12	(13,860)
(39)	Diageo PLC, ADR	120.00	01/13	(7,800)
(45)	Exxon Mobil Corp.	90.00	12/12	(2,160)
(20)	Exxon Mobil Corp.	87.50	12/12	(3,400)
(31)	Exxon Mobil Corp.	90.00	01/13	(3,317)
(38)	General Electric Co.	21.00	12/12	(1,710)
(76)	General Electric Co.	23.00	12/12	(228)
(92)	General Electric Co.	22.00	12/12	(828)
(75)	General Electric Co.	20.00	12/12	(9,525)
(25)	General Electric Co.	22.50	01/13	(325)
(53)	General Electric Co.	21.00	01/13	(3,445)
(24)	GlaxoSmithKline PLC, ADR	47.00	12/12	(24)
(24)	GlaxoSmithKline PLC, ADR	46.00	12/12	(24)
(37)	GlaxoSmithKline PLC, ADR	43.00	12/12	(2,072)
(38)	GlaxoSmithKline PLC, ADR	42.00	12/12	(4,712)
(37)	GlaxoSmithKline PLC, ADR	43.00	01/13	(3,145)
(47)	Honeywell International, Inc.	65.00	12/12	(329)
(35)	Honeywell International, Inc.	62.50	12/12	(1,645)
(25)	Honeywell International, Inc.	60.00	12/12	(4,625)
(16)	Honeywell International, Inc.	65.00	01/13	(512)
(25)	International Business Machines Corp.	205.00	12/12	(150)
(9)	International Business Machines Corp.	200.00	01/13	(963)
(9)	International Business Machines Corp.	195.00	01/13	(2,133)
(65)	Johnson & Johnson	70.00	12/12	(3,965)
(25)	Johnson & Johnson	70.00	01/13	(2,400)
(20)	JPMorgan Chase & Co.	46.00	12/12	(40)
(34)	JPMorgan Chase & Co.	45.00	12/12	(136)
(90)	JPMorgan Chase & Co.	42.00	12/12	(3,960)
(75)	JPMorgan Chase & Co.	44.00	01/13	(2,550)
(49)	Kinder Morgan Management, LLC	75.00	12/12	(7,105)
(70)	Medtronic, Inc.	45.00	12/12	(350)
(71)	Medtronic, Inc.	43.00	12/12	(2,627)
(63)	Medtronic, Inc.	44.00	01/13	(2,457)
(47)	Microsoft Corp.	31.00	12/12	(47)
(47)	Microsoft Corp.	30.00	12/12	(94)
(31)	Microsoft Corp.	28.00	12/12	(310)
(75)	Microsoft Corp.	27.00	12/12	(2,925)
(94)	Microsoft Corp.	29.00	01/13	(1,410)
(101)	Microsoft Corp.	28.00	01/13	(3,232)
(34)	Newmont Mining Corp.	60.00	12/12	(136)
(23)	Newmont Mining Corp.	55.00	12/12	(138)
(62)	Newmont Mining Corp.	49.00	12/12	(1,860)
(12)	Newmont Mining Corp.	46.00	12/12	(1,740)
(50)	Newmont Mining Corp.	50.00	01/13	(3,400)
(75)	PepsiCo, Inc.	70.00	01/13	(7,800)
(7)	Philip Morris International, Inc.	95.00	12/12	(42)
(23)	Philip Morris International, Inc.	92.50	12/12	(713)
(25)	Philip Morris International, Inc.	87.50	12/12	(7,450)
(30)	Philip Morris International, Inc.	85.00	12/12	(15,810)
(30)	Philip Morris International, Inc.	90.00	01/13	(4,650)
(16)	Potash Corp. of Saskatchewan, Inc.	45.00	12/12	(32)
(42)	Potash Corp. of Saskatchewan, Inc.	44.00	12/12	(126)
(35)	Potash Corp. of Saskatchewan, Inc.	42.50	12/12	(175)
(21)	Potash Corp. of Saskatchewan, Inc.	40.00	12/12	(462)
(38)	Potash Corp. of Saskatchewan, Inc.	37.50	12/12	(5,320)
(62)	Potash Corp. of Saskatchewan, Inc.	41.67	01/13	(1,674)
(62)	Potash Corp. of Saskatchewan, Inc.	40.00	01/13	(3,844)
(21)	QUALCOMM, Inc.	65.00	12/12	(966)
(97)	QUALCOMM, Inc.	62.50	12/12	(15,908)
(31)	QUALCOMM, Inc.	65.00	01/13	(3,410)
(47)	Royal Dutch Shell PLC, ADR	70.00	12/12	(235)
(37)	Royal Dutch Shell PLC, ADR	67.50	12/12	(2,405)
(24)	Royal Dutch Shell PLC, ADR	70.00	01/13	(720)
(24)	Royal Dutch Shell PLC, ADR	67.50	01/13	(2,520)
(84)	T. Rowe Price Group, Inc.	65.00	12/12	(6,720)
(25)	T. Rowe Price Group, Inc.	65.00	01/13	(3,812)
(21)	The Boeing Co.	77.50	12/12	(357)
(31)	The Boeing Co.	75.00	12/12	(2,635)
(19)	The Boeing Co.	72.50	12/12	(4,560)
(38)	The Boeing Co.	77.50	01/13	(2,660)
(25)	The Boeing Co.	75.00	01/13	(4,125)
(73)	The Chubb Corp.	75.00	12/12	(16,571)
(46)	The Home Depot, Inc.	67.50	01/13	(3,680)
(35)	The Home Depot, Inc.	65.00	01/13	(6,685)
(48)	The Home Depot, Inc.	62.50	01/13	(17,040)
(47)	Vodafone Group PLC, ADR	29.00	12/12	(47)
(50)	Vodafone Group PLC, ADR	26.00	12/12	(1,250)
(25)	Vodafone Group PLC, ADR	25.00	12/12	(2,275)
(113)	Vodafone Group PLC, ADR	26.00	01/13	(5,085)
(47)	Walgreen Co.	38.00	12/12	(47)
(31)	Walgreen Co.	34.00	12/12	(2,201)
(25)	Walgreen Co.	33.00	12/12	(3,275)
(81)	Walgreen Co.	35.00	01/13	(4,455)
(25)	Walgreen Co.	34.00	01/13	(2,375)
(60)	Wells Fargo & Co.	36.00	12/12	(60)
(21)	Wells Fargo & Co.	35.00	12/12	(84)
(30)	Wells Fargo & Co.	33.00	12/12	(1,920)
(86)	Wells Fargo & Co.	35.00	01/13	(2,322)
(62)	Wells Fargo & Co.	34.00	01/13	(3,534)
Total Call Options Written (Premiums Received $(303,072))	(349,382)
Put Options Written - (0.2)%

(39)	Abbott Laboratories	62.50	12/12	(663)
(37)	Abbott Laboratories	62.50	01/13	(2,405)
(57)	Abbott Laboratories	60.00	01/13	(1,539)
(41)	ACE, Ltd.	75.00	12/12	(820)
(30)	ACE, Ltd.	72.50	12/12	(300)
(46)	ACE, Ltd.	72.50	01/13	(1,380)
(68)	Archer-Daniels-Midland Co.	26.00	12/12	(1,496)
(35)	Archer-Daniels-Midland Co.	25.00	12/12	(245)
(96)	Archer-Daniels-Midland Co.	24.00	12/12	(288)
(45)	Archer-Daniels-Midland Co.	25.00	01/13	(1,125)
(23)	Archer-Daniels-Midland Co.	24.00	01/13	(276)
(59)	Archer-Daniels-Midland Co.	23.00	01/13	(384)
(23)	BHP Billiton, Ltd., ADR	70.00	12/12	(1,495)
(25)	BHP Billiton, Ltd., ADR	65.00	12/12	(300)
(19)	BHP Billiton, Ltd., ADR	62.50	12/12	(95)
(25)	BHP Billiton, Ltd., ADR	62.50	01/13	(762)
(25)	BHP Billiton, Ltd., ADR	60.00	01/13	(525)
(16)	Chevron Corp.	110.00	12/12	(7,760)
(24)	Chevron Corp.	105.00	12/12	(3,240)
(23)	Chevron Corp.	95.00	01/13	(1,081)
(25)	Chevron Corp.	97.50	01/13	(1,725)
(28)	ConocoPhillips	55.00	12/12	(980)
(35)	ConocoPhillips	52.50	12/12	(350)
(38)	ConocoPhillips	52.50	01/13	(1,254)
(41)	ConocoPhillips	50.00	01/13	(738)
(21)	Diageo PLC, ADR	115.00	12/12	(840)
(34)	Diageo PLC, ADR	110.00	12/12	(34)
(16)	Diageo PLC, ADR	105.00	12/12	(16)
(17)	Diageo PLC, ADR	105.00	01/13	(383)
(19)	Exxon Mobil Corp.	87.50	12/12	(1,748)
(31)	Exxon Mobil Corp.	85.00	12/12	(1,240)
(26)	Exxon Mobil Corp.	82.50	01/13	(1,378)
(25)	Exxon Mobil Corp.	80.00	01/13	(800)
(56)	General Electric Co.	21.00	12/12	(1,904)
(113)	General Electric Co.	20.00	12/12	(1,130)
(24)	General Electric Co.	19.00	12/12	(96)
(78)	General Electric Co.	19.00	01/13	(1,248)
(25)	General Electric Co.	17.50	01/13	(150)
(23)	GlaxoSmithKline PLC, ADR	43.00	12/12	(1,334)
(103)	GlaxoSmithKline PLC, ADR	42.00	12/12	(2,060)
(37)	GlaxoSmithKline PLC, ADR	41.00	01/13	(1,017)
(76)	Honeywell International, Inc.	57.50	12/12	(1,216)
(24)	Honeywell International, Inc.	55.00	12/12	(204)
(29)	Honeywell International, Inc.	55.00	01/13	(783)
(10)	International Business Machines Corp.	185.00	12/12	(1,070)
(11)	International Business Machines Corp.	180.00	12/12	(506)
(18)	International Business Machines Corp.	175.00	01/13	(1,404)
(47)	Johnson & Johnson	70.00	12/12	(3,760)
(23)	Johnson & Johnson	67.50	12/12	(345)
(25)	Johnson & Johnson	67.50	01/13	(925)
(21)	JPMorgan Chase & Co.	39.00	12/12	(588)
(77)	JPMorgan Chase & Co.	38.00	12/12	(1,155)
(23)	JPMorgan Chase & Co.	37.00	12/12	(184)
(50)	JPMorgan Chase & Co.	35.00	01/13	(1,000)
(25)	JPMorgan Chase & Co.	33.00	01/13	(275)
(24)	Kinder Morgan Management, LLC	75.00	12/12	(1,560)
(70)	Medtronic, Inc.	39.00	12/12	(665)
(24)	Medtronic, Inc.	37.00	12/12	(120)
(25)	Medtronic, Inc.	38.00	01/13	(537)
(38)	Medtronic, Inc.	37.00	01/13	(570)
(57)	Microsoft Corp.	28.00	12/12	(8,094)
(23)	Microsoft Corp.	27.00	12/12	(1,656)
(58)	Microsoft Corp.	26.00	12/12	(1,624)
(23)	Microsoft Corp.	25.00	12/12	(230)
(81)	Microsoft Corp.	25.00	01/13	(2,268)
(84)	Microsoft Corp.	24.00	01/13	(1,176)
(28)	Newmont Mining Corp.	49.00	12/12	(7,420)
(23)	Newmont Mining Corp.	47.00	12/12	(2,783)
(19)	Newmont Mining Corp.	45.00	12/12	(1,197)
(10)	Newmont Mining Corp.	46.00	01/13	(1,450)
(34)	Newmont Mining Corp.	41.00	01/13	(1,326)
(25)	Newmont Mining Corp.	40.00	01/13	(750)
(61)	PepsiCo, Inc.	67.50	12/12	(1,098)
(53)	PepsiCo, Inc.	65.00	01/13	(1,007)
(53)	Philip Morris International, Inc.	85.00	12/12	(1,060)
(7)	Philip Morris International, Inc.	85.00	01/13	(525)
(25)	Philip Morris International, Inc.	80.00	01/13	(600)
(25)	Philip Morris International, Inc.	77.50	01/13	(363)
(81)	Potash Corp. of Saskatchewan, Inc.	37.50	12/12	(3,078)
(46)	Potash Corp. of Saskatchewan, Inc.	35.00	12/12	(414)
(6)	Potash Corp. of Saskatchewan, Inc.	36.67	01/13	(354)
(51)	Potash Corp. of Saskatchewan, Inc.	35.00	01/13	(1,581)
(40)	Potash Corp. of Saskatchewan, Inc.	33.33	01/13	(620)
(45)	QUALCOMM, Inc.	60.00	12/12	(990)
(25)	QUALCOMM, Inc.	57.50	12/12	(225)
(24)	QUALCOMM, Inc.	55.00	12/12	(120)
(28)	QUALCOMM, Inc.	52.50	12/12	(98)
(31)	QUALCOMM, Inc.	57.50	01/13	(1,054)
(38)	Royal Dutch Shell PLC, ADR	65.00	12/12	(950)
(21)	Royal Dutch Shell PLC, ADR	62.50	12/12	(263)
(40)	Royal Dutch Shell PLC, ADR	62.50	01/13	(1,300)
(94)	T. Rowe Price Group, Inc.	60.00	12/12	(2,115)
(12)	T. Rowe Price Group, Inc.	60.00	01/13	(780)
(10)	The Boeing Co.	72.50	12/12	(610)
(44)	The Boeing Co.	67.50	12/12	(572)
(28)	The Boeing Co.	65.00	12/12	(224)
(37)	The Boeing Co.	65.00	01/13	(925)
(32)	The Chubb Corp.	75.00	12/12	(2,176)
(44)	The Chubb Corp.	70.00	12/12	(484)
(50)	The Chubb Corp.	70.00	01/13	(1,800)
(37)	The Home Depot, Inc.	60.00	12/12	(444)
(67)	The Home Depot, Inc.	57.50	12/12	(201)
(37)	The Home Depot, Inc.	57.50	01/13	(814)
(28)	Vodafone Group PLC, ADR	27.00	12/12	(3,724)
(35)	Vodafone Group PLC, ADR	26.00	12/12	(1,750)
(50)	Vodafone Group PLC, ADR	24.00	12/12	(150)
(50)	Vodafone Group PLC, ADR	24.00	01/13	(625)
(63)	Vodafone Group PLC, ADR	23.00	01/13	(315)
(35)	Walgreen Co.	33.00	12/12	(1,435)
(87)	Walgreen Co.	31.00	12/12	(783)
(25)	Walgreen Co.	30.00	12/12	(150)
(25)	Walgreen Co.	30.00	01/13	(350)
(25)	Walgreen Co.	29.00	01/13	(250)
(71)	Wells Fargo & Co.	32.00	12/12	(1,846)
(24)	Wells Fargo & Co.	31.00	12/12	(288)
(84)	Wells Fargo & Co.	30.00	12/12	(588)
(54)	Wells Fargo & Co.	30.00	01/13	(1,188)
(33)	Wells Fargo & Co.	29.00	01/13	(561)
(25)	Wells Fargo & Co.	27.50	01/13	(250)
Total Put Options Written (Premiums Received $(261,542))	(134,543)
Total Written Options - (0.6)% (Premiums Received $(564,614))	$ (483,925)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2012 (Unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of November 30, 2012.

*	Cost of investments for federal income tax purposes is substantially the same as for federal statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,008,295
Gross Unrealized Depreciation	(1,154,318)
Net Unrealized Depreciation	$(146,023)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of November 30, 2012.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,470,600	$-	$-	$1,470,600
Consumer Discretionary	1,047,627	-	-	1,047,627
Consumer Staples	6,570,978	-	-	6,570,978
Energy	6,095,021	-	-	6,095,021
Financials	6,551,929	-	-	6,551,929
Health Care	4,939,746	-	-	4,939,746
Industrials	3,848,245	-	-	3,848,245
Information Technology	3,623,980	-	-	3,623,980
Materials	3,703,901	-	-	3,703,901
Money Market Funds	-	32,697,363	-	32,697,363
Total Investments At Value	37,852,027	32,697,363	-	70,549,390
Total Assets	$37,852,027	$32,697,363	$-	$70,549,390

Liabilities
Other Financial Instruments**
Written Options	(483,925)	-	-	(483,925)
Total Liabilities	$(483,925)	$-	$-	$(483,925)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

There were no transfers between Level 1 and Level 2 for the period ended November 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 15, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 15, 2013